HUNTINGTON FUNDS
                        SUPPLEMENT DATED FEBRUARY 8, 2001
                                       TO
             INVESTMENT A SHARES AND INVESTMENT B SHARES PROSPECTUS
                                DATED MAY 1, 2000

         Investors are advised that effective November 1, 2000, the Trust entered into an administrative services agreement with Huntington pursuant to which Investment A Shares of each Fund pay an administrative services fee of 0.25% of its average net daily assets. Accordingly, the information under the caption "Annual Fund Operating Expenses (expenses that are deducted from Fund assets)," on page 21 of the Prospectus is replaced with the following:

FEES AND EXPENSES (INVESTMENT A SHARES)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                             Total                     Total
                                                                             Annual                   Annual
                                                Distribution                Operating                Operating
                                     Management    (12b-1)     Other        Expenses                 Expenses
                                        Fees       Fees(1)   Expenses(1) Without Waiver(2) Waiver  With Waiver(2)
                                    ----------- ------------ ----------- ----------------- ------  --------------

Money Market Fund........................0.27%      0.25%      0.47%         0.99%          0.15%      0.84%
Ohio Municipal Money Market Fund.........0.30%      0.25%      0.48%         1.03%          0.15%      0.88%
U.S. Treasury Money Market Fund .........0.20%      0.25%      0.45%         0.90%          0.15%      0.75%
Florida Tax-Free Money Fund............. 0.30%      0.25%      0.55%         1.10%          0.15%      0.95%
Growth Fund..............................0.60%      0.25%      0.47%         1.32%          0.15%      1.17%
Income Equity Fund.......................0.60%      0.25%      0.47%         1.32%          0.15%      1.17%
Mortgage Securities Fund.................0.50%      0.25%      0.70%         1.45%          0.15%      1.30%
Ohio Tax-Free Fund.......................0.50%      0.25%      0.57%         1.32%          0.15%      1.17%
Michigan Tax-Free Fund...................0.50%      0.25%      0.55%         1.30%          0.15%      1.15%
Fixed Income Securities Fund.............0.50%      0.25%      0.49%         1.24%          0.15%      1.09%
Intermediate Government Income Fund..... 0.50%      0.25%      0.54%         1.29%          0.15%      1.14%

(1) Management fees, distribution (12b-1) fees and other expenses have been restated to reflect current fees. Other Expenses includes the new administrative services fee, at the contract amount of 0.25%.
(2) Huntington has contractually agreed to waive 0.15% of the administrative services fee through April 30, 2001.

         In addition, the information under the caption "INVESTMENT A SHARES EXAMPLE," on page 22 of the Prospectus is replaced with the following:

INVESTMENT A SHARES EXAMPLE

         This Example is intended to help you compare the cost of investing in Investment A Shares of a Fund offered by this Prospectus with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in Investment A Shares of a Fund for the time periods indicated and redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR      3 YEARS       5 YEARS    10 YEARS
                                                  ------       -------      -------    --------
Money Market Fund...................................$101         $315          $547      $1,213
Ohio Municipal Money Market Fund....................$103         $328          $569      $1,259
U.S. Treasury Money Market Fund.....................$ 92         $287          $498      $1,108
Florida Tax-Free Money Fund.........................$112         $350          $606      $1,340
Growth Fund.........................................$702         $969        $1,257      $2,074
Income Equity Fund..................................$702         $969        $1,257      $2,074
Mortgage Securities Fund ...........................$616         $912        $1,230      $2,128
Ohio Tax-Free Fund..................................$603         $873        $1,164      $1,990
Michigan Tax-Free Fund..............................$601         $868        $1,154      $1,968
Fixed Income Securities Fund........................$595         $850        $1,124      $1,904
Intermediate Government Income Fund.................$600         $865        $1,149      $1,958

         Because of the annual distribution (12b-1) fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers,Inc.

MORTGAGE SECURITIES FUND

The information under the caption "PRINCIPAL INVESTMENT STRATEGIES," on page 5 of the Prospectus is supplemented with the following:

The Mortgage Securities Fund may invest up to 35% of its assets in Real Estate Investment Trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (the "Code"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

The information under the caption "PRINCIPAL RISKS," on page 6 of the Prospectus is supplemented with the following:

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Act. REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REITs' investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REITs' investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REITs' investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include: limited financial resources; infrequent or limited trading; more abrupt or erratic price movements than larger company securities. In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS
SECURITIES LENDING - ALL FUNDS

         Investors are advised that each of the Funds may lend its portfolio securities on a short-term basis to brokers, dealers or other financial institutions, provided such loans are collateralized by cash, U.S. government obligations, or other high-quality debt obligations and marked to market daily. As a matter of fundamental policy, the aggregate value of all securities loaned by a Fund may not exceed 20% of the Fund's total assets. The risks associated with securities lending include market risk, credit (or default risk) and insolvency risk associated with the borrower or the borrower's collateral and may result in delays in recovery of loaned securities or the loss of all or part of the value of the loaned securities.

MANAGEMENT OF THE TRUST - PORTFOLIO MANAGERS (page 42)

         Effective immediately, Kirk Mentzer has assumed responsibility as the portfolio manager of the Huntington Fixed Income Securities Fund. Prior to joining Huntington National Bank in 2000, Mr. Mentzer was a Vice President and Fixed Income Manager for the Capital Management Group at Firstar Bank. Mr. Mentzer began at Firstar in 1989 as a research analyst and most recently was responsible for the management of several funds. Mr. Mentzer received his B.A. from the University of Cincinnati in 1985 and his M.B.A. from Xavier University in 1993.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                HUNTINGTON FUNDS
                        SUPPLEMENT DATED FEBRUARY 8, 2001
                                       TO
                             TRUST SHARES PROSPECTUS
                                DATED MAY 1, 2000

         Investors are advised that effective November 1, 2000, the Trust entered into an administrative services agreement with Huntington pursuant to which Trust Shares of each Fund pay an administrative services fee of 0.25% of its average net daily assets. Accordingly, the information under the caption "Annual Fund Operating Expenses (expenses that are deducted from Fund assets)," on page 21 of the Prospectus is replaced with the following:

FEES AND EXPENSES (TRUST SHARES)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                             Total                     Total
                                                                             Annual                   Annual
                                                Distribution                Operating                Operating
                                     Management    (12b-1)     Other        Expenses                 Expenses
                                        Fees       Fees(1)   Expenses(1) Without Waiver(2) Waiver  With Waiver(2)
                                    ----------- ------------ ----------- ----------------- ------  --------------
Money Market Fund                        0.27%     None        0.47%          0.74%          0.15%      0.59%
Ohio Municipal Money Market Fund         0.30%     None        0.48%          0.78%          0.15%      0.63%
U.S. Treasury Money Market Fund          0.20%     None        0.45%          0.65%          0.15%      0.50%
Florida Tax-Free Money Fund              0.30%     None        0.55%          0.85%          0.15%      0.70%
Growth Fund                              0.60%     None        0.47%          1.07%          0.15%      0.92%
Income Equity Fund                       0.60%     None        0.47%          1.07%          0.15%      0.92%
Mortgage Securities Fund                 0.50%     None        0.70%          1.20%          0.15%      1.05%
Ohio Tax-Free Fund                       0.50%     None        0.57%          1.07%          0.15%      0.92%
Michigan Tax-Free Fund                   0.50%     None        0.55%          1.05%          0.15%      0.90%
Fixed Income Securities Fund             0.50%     None        0.49%          0.99%          0.15%      0.84%
Intermediate Government Income Fund      0.50%     None        0.54%          1.04%          0.15%      0.89%
Short/Intermediate Fixed Income
Securities Fund                          0.50%     None        0.48%          0.98%          0.15%      0.83%

(1) Management fees and other expenses have been restated to reflect current fees. Other expenses includes the new administrative services fee, at the contract amount of 0.25%.
(2) Huntington has contractually agreed to waive 0.15% of the administrative services fee through April 30, 2001.

         In addition, the information under the caption "EXAMPLE," on page 21 of the Prospectus is replaced with the following:


TRUST SHARES EXAMPLE

         This Example is intended to help you compare the cost of investing in a Fund offered by this Prospectus with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR     3 YEARS       5 YEARS   10 YEARS
                                                  ------     -------       -------   --------
Money Market Fund ..................................$76        $237         $411         $918
Ohio Municipal Money Market Fund....................$80        $249         $433         $966
U.S. Treasury Money Market Fund.....................$66        $208         $362         $810
Florida Tax-Free Money Fund.........................$87        $271         $471       $1,049
Growth Fund........................................$109        $340         $590       $1,306
Income Equity Fund.................................$109        $340         $590       $1,306
Mortgage Securities Fund.......................... $122        $381         $660       $1,455
Ohio Tax-Free Fund.................................$109        $340         $590       $1,306
Michigan Tax-Free Fund ............................$107        $334         $579       $1,283
Fixed Income Securities Fund.......................$101        $315         $547       $1,213
Intermediate Government Income Fund................$106        $331         $574       $1,271
Short/Intermediate Fixed Income
Securities Fund ...................................$100        $312         $542       $1,201

MORTGAGE SECURITIES FUND

The information under the caption "PRINCIPAL INVESTMENT STRATEGIES," on page 5 of the Prospectus is supplemented with the following:

The Mortgage Securities Fund may invest up to 35% of its assets in Real Estate Investment Trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (the "Code"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

The information under the caption "PRINCIPAL RISKS," on page 6 of the Prospectus is supplemented with the following:

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Act. REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REITs' investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REITs' investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REITs' investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include: limited financial resources; infrequent or limited trading; more abrupt or erratic price movements than larger company securities. In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS
SECURITIES LENDING - ALL FUNDS

         Investors are advised that each of the Funds may lend its portfolio securities on a short-term basis to brokers, dealers or other financial institutions, provided such loans are collateralized by cash, U.S. government obligations, or other high-quality debt obligations and marked to market daily. As a matter of fundamental policy, the aggregate value of all securities loaned by a Fund may not exceed 20% of the Fund's total assets. The risks associated with securities lending include market risk, credit (or default risk) and insolvency risk associated with the borrower or the borrower's collateral and may result in delays in recovery of loaned securities or the loss of all or part of the value of the loaned securities.

MANAGEMENT OF THE TRUST - PORTFOLIO MANAGERS (page 36)

         Effective immediately, Kirk Mentzer has assumed responsibility as the portfolio manager of the Huntington Fixed Income Securities Fund. Prior to joining Huntington National Bank in 2000, Mr. Mentzer was a Vice President and Fixed Income Manager for the Capital Management Group at Firstar Bank. Mr. Mentzer began at Firstar in 1989 as a research analyst and most recently was responsible for the management of several funds. Mr. Mentzer received his B.A. from the University of Cincinnati in 1985 and his M.B.A. from Xavier University in 1993.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE